Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Pension Costs
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(5,279)	$(5,927)
Fair value of plan assets	4,707	5,202
Funded status	$(572)	$(725)
Non-current other liabilities (note 8)	$(572)	$(725)

Change in benefit obligation	December 31, 2018	December 31, 2017
	(in thousands)
Benefit obligation at beginning of year	$5,927	$6,928
Service cost	138	243
Interest cost	47	54
Plan participants' contributions	83	120
Settlement	(409)	(1,019)
Prior service cost	(8)	—
Transferred (benefits paid)/balances	(77)	(76)
Actuarial gain	(372)	(626)
Foreign currency exchange rate changes	(50)	303
Benefit obligation at end of year	$5,279	$5,927

Change in plan assets	December 31,	December 31,
	2018	2017
	(in thousands)
Fair value of plan assets at beginning of year	$5,202	$6,006
Expected return on plan assets	41	47
Actual return on plan assets	(240)	(296)
Scheme contributions	109	157
Plan participants' contributions	83	120
Transferred (benefits paid)/balances	(77)	(76)
Settlement	(409)	(1,019)
Foreign currency exchange rate changes	(2)	263
Fair value of plan assets at end of year	$4,707	$5,202
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(30,045)	$(37,759)
Fair value of plan assets	27,297	32,423
Funded status	$(2,748)	$(5,336)
Non-current other liabilities (note 8)	$(2,748)	$(5,336)

Change in benefit obligation	December 31, 2018	December 31, 2017
	(in thousands)
Benefit obligation at beginning of year	$37,759	$32,906
Service cost	124	112
Interest cost	895	929
Plan participants' contributions	24	22
Expenses	—	(8)
Benefits paid	(3,049)	(68)
Actuarial (gain)/loss	(3,844)	658
Foreign currency exchange rate changes	(1,864)	3,208
Benefit obligation at end of year	$30,045	$37,759

Change in plan assets	December 31, 2018	December 31, 2017
	(in thousands)
Fair value of plan assets at beginning of year	$32,423	$24,876
Actual return on plan assets	(584)	979
Employer contributions	153	4,008
Plan participants' contributions	24	22
Benefits paid	(3,049)	(68)
Foreign currency exchange rate changes	(1,670)	2,606
Fair value of plan assets at end of year	$27,297	$32,423

Schedule of Funded Status
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(30,045)	$(37,759)
Fair value of plan assets	27,297	32,423
Funded status	$(2,748)	$(5,336)
Non-current other liabilities (note 8)	$(2,748)	$(5,336)

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(5,279)	$(5,927)
Fair value of plan assets	4,707	5,202
Funded status	$(572)	$(725)
Non-current other liabilities (note 8)	$(572)	$(725)

Schedule of Components of Net Periodic Benefit Cost

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Service cost	$138	$243	$352
Interest cost	47	54	82
Expected return on plan assets	(41)	(47)	(48)
Amortization of net (gain)/loss	(69)	(43)	22
Amortization of prior service credit	(8)	(8)	(8)
Settlement	(93)	(214)	(136)
Curtailment	—	—	—
Net periodic benefit credit	$(26)	$(15)	$264
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Service cost	$124	$112	$75
Interest cost	895	929	1,017
Expected return on plan assets	(624)	(586)	(646)
Amortization of net loss	248	250	—
Expenses	—	(8)	8
Net periodic benefit cost	$643	$697	$454

Summary of Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Discount rate	0.80%	0.75%	0.95%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.75%	0.95%

Other comprehensive income	December 31, 2018	December 31, 2017	December 31, 2016
Actuarial gain - benefit obligation	$(372)	$(626)	$(1,157)
Actuarial loss/(gain) – plan assets	240	296	(1,233)
Prior service credit recognized in net periodic benefit cost	93	215	136
Actuarial gain/(loss) recognized in net periodic benefit cost	69	43	(22)
Amortization of net prior service credit	8	8	8
Net prior service cost occurring during the year	(9)	(1)	(89)
Total	$29	$(65)	$(2,357)
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Discount rate	2.5%	2.7%	4.0%
Rate of compensation increase	3.7%	3.9%	3.7%
Expected rate of return on plan assets	2.0%	2.1%	3.0%

Other comprehensive income	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(3,844)	$658	$10,057
Actuarial loss/(gain) – plan assets	1,208	(393)	(5,215)
Actuarial gain recognized in net periodic benefit cost	(248)	(250)	—
Total	$(2,884)	$15	$4,842

Summary of Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Net actuarial gain	$(1,254)	$(1,283)	$(1,218)
Total	$(1,254)	$(1,283)	$(1,218)
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Net actuarial loss	$4,254	$7,138	$7,123
Total	$4,254	$7,138	$7,123

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used in determining the benefit obligation at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Discount rate	2.9%	2.5%
Rate of compensation increase	3.7%	3.7%
The following assumptions were used in determining the benefit obligation at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Discount rate	0.80%	0.80%
Rate of compensation increase	2.00%	2.00%

Summary of Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	2.9%
Gilts	1.8%
Cash	2.9%

Schedule of Underlying Asset Split of Fund
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2019	678
2020	212
2021	209
2022	204
2023	199
Years 2023 - 2028	$908
The underlying asset split of the fund is shown below.

Asset Category	December 31, 2018	December 31, 2017
Corporate Bonds	25%	22%
Gilts	71%	65%
Cash	4%	13%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2018	December 31, 2017
Cash	$1,029	$4,086
Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,688	7,188
Legal and General Gilt Funds	7,136	7,611
Legal and General Index Linked Gilt Funds	12,444	13,538
	$27,297	$32,423

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2019	295
2020	311
2021	383
2022	412
2023	403
Years 2024 - 2028	$3,451